Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Second PEO(4) ($)	Summary Compensation Table Total for non-PEO named executive officers(1) ($)	Compensation Actually Paid to non-PEO named executive officers(5) ($)	Value of initial fixed $100 investment based on Total Shareholder Return ($)	Net Income/(Loss) ($)	EBITDA(2) ($)

2024	1,194,793	864,235	759,315	881,867	672,640	750,547	(79)	(8,529,843)	(3,811,095)
2023	706,096	N/A	561,371	N/A	541,361	440,384	(85)	(9,752,197)	10,288,420
2022	741,361	N/A	(1,727,094)	N/A	406,418	(820,580)	(84)	626,705	7,474,876

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote			Peter D. Holt, our former President and Chief Executive Officer, was our first PEO, Sanjiv Razdan, our President and Chief Executive Officer, was our second PEO, and Jake Singleton, our Chief Financial Officer, was our only non-PEO NEO.
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation to First PEO	2024	2023	2022

Deduction for amounts reported under “Stock Awards” column in SCT	$(271,822)	$(271,811)	$(271,830)
Deduction for amounts reported under “Option Awards” column in the SCT	—	—	—
Increase for fair value of awards granted during year that remain unvested during that year	—	166,311	92,687
Increase for fair value of awards granted during year that vest during that year	—	—	—
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	(61,052)	(1,451,457)
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(2,405)	21,827	(837,855)
Deduction of fair value of awards granted prior to year that were forfeited during year	(161,251)	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of awards	—	—	—
TOTAL ADJUSTMENTS	$(435,478)	$(144,725)	$(2,468,455)
4.

Adjustments to Determine Compensation to Second PEO	2024	2023	2022

Deduction for amounts reported under “Stock Awards” column in SCT	$(400,000)	N/A	N/A
Deduction for amounts reported under “Option Awards” column in the SCT	(236,532)	N/A	N/A
Increase for fair value of awards granted during year that remain unvested during that year	654,164	N/A	N/A
Increase for fair value of awards granted during year that vest during that year	—	N/A	N/A
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	N/A	N/A
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	N/A	N/A
Deduction of fair value of awards granted prior to year that were forfeited during year	—	N/A	N/A
Increase based upon incremental fair value of awards modified during year	—	N/A	N/A
Increase based on dividends or other earnings paid during year prior to vesting date of awards	—	N/A	N/A
TOTAL ADJUSTMENTS	$17,632	$—	$—

Non-PEO NEO Average Total Compensation Amount			$ 672,640	$ 541,361	$ 406,418
Non-PEO NEO Average Compensation Actually Paid Amount			$ 750,547	440,384	(820,580)
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation to non-PEO NEO	2024	2023	2022

Deduction for amounts reported under “Stock Awards” column in SCT	$(245,688)	$(217,611)	$(124,968)
Deduction for amounts reported under “Option Awards” column in the SCT	—	—	—
Increase for fair value of awards granted during year that remain unvested during that year	281,482	139,451	42,611
Increase for fair value of awards granted during year that vest during that year	—	—	—
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	9,047	(27,975)	(438,884)
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	33,066	5,158	(705,228)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of awards	—	—	—
TOTAL ADJUSTMENTS	$77,907	$(100,977)	$(1,226,469)

Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the compensation actually paid to our PEOs and the compensation paid to our remaining NEO, with (i) our cumulative total shareholder return, (ii) our net income, and (iii) our EBITDA, in each case, for the fiscal years ended 2024, 2023 and 2022.

Compensation Actually Paid vs. Net Income
The graphs below compare the compensation actually paid to our PEOs and the compensation paid to our remaining NEO, with (i) our cumulative total shareholder return, (ii) our net income, and (iii) our EBITDA, in each case, for the fiscal years ended 2024, 2023 and 2022.

Compensation Actually Paid vs. Company Selected Measure
The graphs below compare the compensation actually paid to our PEOs and the compensation paid to our remaining NEO, with (i) our cumulative total shareholder return, (ii) our net income, and (iii) our EBITDA, in each case, for the fiscal years ended 2024, 2023 and 2022.

Total Shareholder Return Amount			$ (79)	(85)	(84)
Net Income (Loss)			$ (8,529,843)	$ (9,752,197)	$ 626,705
Company Selected Measure Amount			(3,811,095)	10,288,420	7,474,876
PEO Name	Sanjiv Razdan	1.Peter D. Holt		1.Peter D. Holt	1.Peter D. Holt
Additional 402(v) Disclosure
We provide our PEO and other NEO with the opportunity to earn incentive awards in the form of restricted stock and stock options under a performance-based incentive pay program based on the achievement of individual goals and our achievement of milestones that advance our core business strategies. We believe that the use of equity awards in our performance-based incentive pay program serves to align our PEO’s and NEO’s interests with our stockholders’ interests in the long term. We generally seek to incentivize long-term performance and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Thus, the compensation actually paid for our NEOs may not be correlated with our total shareholder return or net income (loss) for any given year, including the years set forth in the table, as the market price of our common stock is affected by many factors and may not reflect the achievement of milestones under our performance-based incentive pay program. However, because a significant portion of our NEOs’ total compensation is in the form of equity, compensation actually paid values for our PEO and other NEO (as calculated in accordance with Item 402(v) of Regulation S-K) is strongly aligned with our total shareholder return. [In fiscal years 2022 and 2023, compensation actually paid was lower than the Summary Compensation table total compensation for our PEO and other NEO, primarily due to a decline in our total shareholder return. In fiscal year 2024, our first PEO compensation actually paid was lower than the Summary Compensation table total due to the forfeitures of unvested awards during the year resulting from his termination. Alternatively, compensation actually paid was higher than the Summary Compensation table total for our second PEO and other NEO, primarily due to a slight increase in the performance of our total shareholder return in fiscal year 2024 versus fiscal years 2023 and 2022.]

Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA
Non-GAAP Measure Description			We base cash bonuses for our PEO and other NEO under our short-term incentive plan on the achievement of a target EBITDA established by our Board of Directors each year. We define EBITDA as net income/(loss) before net interest, tax expense, depreciation, and amortization expenses. Please see “Part II, Item 7, Non-GAAP Financial Measures” on page 36 of our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on March 14, 2025, for the reconciliation of net income to Adjusted EBITDA.
Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,194,793	$ 706,096	$ 741,361
PEO Actually Paid Compensation Amount			759,315	561,371	(1,727,094)
Razdan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			864,235
PEO Actually Paid Compensation Amount			881,867
PEO | Holt [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(435,478)	(144,725)	(2,468,455)
PEO | Holt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	166,311	92,687
PEO | Holt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(61,052)	(1,451,457)
PEO | Holt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Holt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,405)	21,827	(837,855)
PEO | Holt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(161,251)	0	0
PEO | Holt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Holt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(271,822)	(271,811)	(271,830)
PEO | Holt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Holt [Member] | Change In Fair Value Of Equity Awards Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Razdan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,632	0	0
PEO | Razdan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			654,164
PEO | Razdan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Razdan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Razdan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Razdan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Razdan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Razdan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(400,000)
PEO | Razdan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(236,532)
PEO | Razdan [Member] | Change In Fair Value Of Equity Awards Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			77,907	(100,977)	(1,226,469)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			281,482	139,451	42,611
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,047	(27,975)	(438,884)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			33,066	5,158	(705,228)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(245,688)	(217,611)	(124,968)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0